EQUITY - Components of AOCI (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Unrealized gains (losses) on investments	$ (383)	$ 98
Accumulated other comprehensive income (loss)	$ (382)	$ 98